Segment Information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
Schedule of Segment Profit or Loss used by the CODM, Adjusted EBITDA	The table includes the measure of segment profit or loss used by the CODM, Adjusted EBITDA, as well as significant segment expenses regularly reviewed by the CODM:

	Six months ended June 30,
	2026	2025

Revenues	$(1,164)	$(314)
Cost of revenues	1,297	797
Gross margin ($)	(133)	(483)

Operating Expenses:
Research and development, net	13,421	14,046
Sales and marketing	2,116	1,723
General and administrative	3,227	2,744
Total operating expenses	18,764	18,513

Stock-based compensation	2,281	5,845

Operating loss	(21,178)	(24,841)

Financial income, net	(2,662)	(865)

Net loss	(18,516)	(23,976)

Adjusted EBITDA	$(18,622)	$(18,637)

	Six months ended June 30,
	2026	2025

GAAP net loss attributable to ordinary shareholders	$(18,516)	$(23,976)
Add:
Financial income, net	(2,662)	(865)
Depreciation	243	267
Share-based compensation	2,222	5,573
Warrants to service providers	91	364

Adjusted EBITDA	$(18,622)	$(18,637)